Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share capital
Share capital, shares authorized, unlimited	Unlimited	Unlimited
Share capital, par value (in dollars per share)	$ 0	$ 0
Share capital, shares issued (in shares)	244	223
Share capital, shares outstanding (in shares)	224	223